Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	$ 32,682	$ 602,935	$ (262,804)
Items increasing (decreasing) reported net profit:
Profit for the year	32,682	602,935	(262,804)
Equity	3,169,211	3,162,941	2,538,531	$ 2,799,857
Items increasing (decreasing) reported Partners' equity:
Equity	3,169,211	3,162,941	2,538,531	$ 2,799,857
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	778,964,000	925,353,000	1,191,474,000
Items increasing (decreasing) reported net profit:
Impairment loss	3,546	0	0
Profit for the year	778,964,000	925,353,000	1,191,474,000
Stripping activity asset [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(210,244)	(170,012)	(100,662)
Items increasing (decreasing) reported net profit:
Profit for the year	(210,244)	(170,012)	(100,662)
Equity	(748,514)	(538,270)	(368,258)
Items increasing (decreasing) reported Partners' equity:
Equity	(748,514)	(538,270)	(368,258)
Reclamation and mine closure [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	996	(485)	(148)
Items increasing (decreasing) reported net profit:
Profit for the year	996	(485)	(148)
Equity	(5,117)	(6,113)	(5,627)
Items increasing (decreasing) reported Partners' equity:
Equity	(5,117)	(6,113)	(5,627)
Inventories | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(12,728)	(1,077)	(23,831)
Items increasing (decreasing) reported net profit:
Profit for the year	(12,728)	(1,077)	(23,831)
Equity	(255,343)	(242,615)	(241,538)
Items increasing (decreasing) reported Partners' equity:
Equity	(255,343)	(242,615)	(241,538)
Deferred workers' profit participation [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	25,746	(1,244)	27,749
Items increasing (decreasing) reported net profit:
Profit for the year	25,746	(1,244)	27,749
Equity	(35,164)	(60,910)	(59,666)
Items increasing (decreasing) reported Partners' equity:
Equity	(35,164)	(60,910)	(59,666)
Lease Activity [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	412	767	1,189
Items increasing (decreasing) reported net profit:
Profit for the year	412	767	1,189
Equity	6,036	5,624	4,857
Items increasing (decreasing) reported Partners' equity:
Equity	6,036	5,624	4,857
Deferred income tax [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	71,534	62,941	38,164
Items increasing (decreasing) reported net profit:
Profit for the year	71,534	62,941	38,164
Equity	365,814	294,280	231,339
Items increasing (decreasing) reported Partners' equity:
Equity	365,814	294,280	231,339
Mine Equipment Main Components [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(8,824)	(11,089)	(13,596)
Items increasing (decreasing) reported net profit:
Profit for the year	(8,824)	(11,089)	(13,596)
Equity	(47,025)	(38,201)	(27,112)
Items increasing (decreasing) reported Partners' equity:
Equity	(47,025)	(38,201)	(27,112)
Stock-Based Compensation [Member] | Sociedad Minera Cerro Verde S.A.A.
Items increasing (decreasing) reported net profit:
Equity	(10,790)	(10,807)	(11,740)
Items increasing (decreasing) reported Partners' equity:
Equity	(10,790)	(10,807)	(11,740)
Others [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(3,441)	(1,911)	(357)
Items increasing (decreasing) reported net profit:
Profit for the year	(3,441)	(1,911)	(357)
Equity	(5,293)	(1,853)	58
Items increasing (decreasing) reported Partners' equity:
Equity	(5,293)	(1,853)	58
Water Truck Conversion [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	348	(7,769)	0
Items increasing (decreasing) reported net profit:
Profit for the year	348	(7,769)	0
Equity	(7,421)	(7,769)	0
Items increasing (decreasing) reported Partners' equity:
Equity	(7,421)	(7,769)	0
Effect of transition to IFRSs [member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	778,964	925,353	1,191,474
Items increasing (decreasing) reported net profit:
Profit for the year	778,964	925,353	1,191,474
Equity	6,680,374	6,651,427	6,127,006
Items increasing (decreasing) reported Partners' equity:
Equity	6,680,374	6,651,427	6,127,006
Previous GAAP [member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	642,763	795,474	1,119,982
Items increasing (decreasing) reported net profit:
Profit for the year	642,763	795,474	1,119,982
Equity	5,937,557	6,044,793	5,649,319
Items increasing (decreasing) reported Partners' equity:
Equity	$ 5,937,557	$ 6,044,793	$ 5,649,319